Investments	12 Months Ended
Dec. 31, 2012
Investments [Abstract]
Investments
3.  Investments

a. Spectrum Strategic's investments in affiliated underlying funds

Effective December 1, 2011, Spectrum Strategic invested a portion of its assets in MB Master Fund and PGR Master Fund.  Spectrum Strategic's investment in MB Master Fund represents approximately 11.0% and 7.6%, and investment in PGR Master Fund represents approximately 6.8% and 7.9%, respectively, of the net asset value of Spectrum Strategic as of December 31, 2012 and 2011, respectively.

Effective January 1, 2008, Spectrum Strategic invested a portion of its assets in Morgan Stanley Smith Barney BHM I, LLC ("BHM I, LLC").  Spectrum Strategic's investment in BHM I, LLC represents approximately 85.1% and 86.7% of the net asset value of Spectrum Strategic at December 31, 2012 and 2011, respectively.

Summarized information for Spectrum Strategic's investment in BHM I, LLC, MB Master Fund and PGR Master Fund as of December 31, 2012 and 2011, is as follows:

December 31, 2012

Investment	% of Partnership Net Assets	Fair Value	Partnership's pro rata Net Income/(Loss)	Management Fees	Incentive Fees	Administrative Fees
	%	$	$	$	$	$

BHM I, LLC	85.1	63,045,391	(1,117,246)	n/a	n/a	n/a
MB Master Fund	11.0	8,142,971	164,303	n/a	n/a	n/a
PGR Master Fund	6.8	5,021,111	(1,278,585)	n/a	n/a	n/a

December 31, 2011

Investment	% of Partnership Net Assets	Fair Value	Partnership's pro rata Net Income/(Loss)	Management Fees	Incentive Fees	Administrative Fees
	%	$	$	$	$	$

BHM I, LLC	86.7	101,259,072	(22,304,564)	n/a	n/a	n/a
PGR Master Fund	7.9	9,193,011	240,600	n/a	n/a	n/a
MB Master Fund	7.6	8,832,023	(120,388)	n/a	n/a	n/a

Spectrum Strategic does not directly pay BHM I, LLC, PGR Master Fund and MB Master Fund for its pro rata portion of incentive, management and administrative fees.  Such fees are directly paid by Spectrum Strategic to the respective parties.

For BHM I, LLC, PGR Master Fund and MB Master Fund contributions and withdrawals are permitted on a monthly basis.

As of December 31, 2012 and 2011, there have been no suspended redemptions, "lock up" periods or gate provisions imposed before a withdrawal can be made by the Partnership.

The tables below represent summarized Income Statement information for BHM I, LLC for the years ended December 31, 2012, 2011, and 2010, respectively, and for PGR Master Fund and MB Master Fund for the years ended December 31, 2012 and 2011, respectively, to meet the requirements of Regulation S-X rule 3-09, as follows:

December 31, 2012	Investment Income/(Loss)	Net Investment Loss	Total Trading Results	Net Loss
	$	$	$	$

BHM I, LLC	(48,368)	(8,182,509)	(9,518,219)	(17,700,728)
PGR Master Fund	26,436	(126,749)	(8,963,355)	(9,090,104)
MB Master Fund	30,442	(691,180)	(261,679)	(952,859)

December 31, 2011	Investment Income/(Loss)	Net Investment Loss	Total Trading Results	Net Income (Loss)
	$	$	$	$

BHM I, LLC	(53,603)	(7,089,593)	(100,575,804)	(107,665,397)
PGR Master Fund	8,507	(110,281)	2,276,086	2,165,805
MB Master Fund	963	(325,546)	438,595	113,049

December 31, 2010	Investment Loss	Net Investment Loss	Total Trading Results	Net Income
	$	$	$	$

BHM I, LLC	(8,738)	(4,238,014)	34,087,359	29,849,345

b. Spectrum Technical's investment in Blackwater Master Fund

On December 1, 2011, Spectrum Technical invested a portion of its assets in Blackwater Master Fund, a limited partnership organized under the partnership laws of the State of Delaware. Blackwater Master Fund was formed to permit accounts managed now or in the future by Blackwater using the Global Program, a proprietary, systematic trading program, to invest together in one trading vehicle. The General Partner is also the general partner for Blackwater Master Fund. Individual and pooled accounts currently managed by Blackwater, including Spectrum Technical, are permitted to be limited partners of Blackwater Master Fund. The General Partner and Blackwater believe that trading through this structure should promote efficiency and economy in the trading process.

Summarized information reflecting the total assets, liabilities and capital of Blackwater Master Fund as of December 31, 2012 and 2011, is shown in the following tables.

	December 31, 2012
	Total Assets	Total Liabilities	Total Capital
Blackwater Master Fund	$82,996,036	$1,069,352	$81,926,684

	December 31, 2011
	Total Assets	Total Liabilities	Total Capital
Blackwater Master Fund	$83,066,066	$176,287	$82,889,779

Summarized information for Spectrum Technical's investment in Blackwater Master Fund as of December 31, 2012 and 2011, is as follows:

December 31, 2012	% of Partnership Net Assets	Fair Value	Partnership's pro rata Net Loss	Investment Objective	Redemption Permitted
	%	$	$

Blackwater Master Fund	25.3	43,685,685	(3,758,641)	Commodity Portfolio	Monthly

December 31, 2011	% of Partnership Net Assets	Fair Value	Partnership's pro rata Net Income	Investment Objective	Redemption Permitted
	%	$	$

Blackwater Master Fund*	16.4	43,800,324	731,982	Commodity Portfolio	Monthly

*	The Partnership invested in Blackwater Master Fund as of December 1, 2011.

Spectrum Technical's investment into Blackwater Master Fund does not pay any management, incentive, or administrative fee.  Those fees are paid by Spectrum Technical.  Spectrum Technical reimburses Blackwater Master Fund for all brokerage related fees borne by Blackwater Master Fund on behalf of Spectrum Technical's investment.

On December 31, 2012 and 2011, Spectrum Technical owned approximately 53.3% and 52.8%, respectively, of Blackwater Master Fund. It is Spectrum Technical's intention to continue to invest in Blackwater Master Fund. The performance of Spectrum Technical is directly affected by the performance of Blackwater Master Fund.

The tables below represent summarized Income Statement information for Blackwater Master Fund for the years ended December 31, 2012 and 2011, respectively, to meet the requirements of Regulation S-X rule 3-09, as follows:

December 31, 2012	Investment Income	Net Investment Loss	Total Trading Results	Net Loss
	$	$	$	$

Blackwater Master Fund	48,607	(110,152)	(8,076,139)	(8,186,291)

December 31, 2011	Investment Income	Net Investment Loss	Total Trading Results	Net Income
	$	$	$	$

Blackwater Master Fund	9,337	(102,547)	2,948,325	2,845,778

c. Spectrum Currency's investments in KR Master Fund and Cambridge Master Fund

On January 1, 2012, the assets allocated to Flintlock for trading were invested in FL Master Fund, a limited partnership organized under the partnership laws of the State of Delaware.  FL Master Fund was formed to permit accounts managed now or in the future by Flintlock using the 2x Flintlock Commodity Opportunities Partners, LP, a proprietary, systematic trading program, to invest together in one trading vehicle.  The General Partner was also the general partner for FL Master Fund.  Individual and pooled accounts managed by Flintlock, including Spectrum Currency, were permitted to be limited partners of FL Master Fund.  The General Partner and Flintlock believed that trading through this structure promoted efficiency and economy in the trading process.  Spectrum Currency fully redeemed its investment in FL Master Fund as of October 10, 2012.

On January 1, 2012, the assets allocated to Krom for trading were invested in the KR Master Fund, a limited partnership organized under the partnership laws of the State of Delaware.  KR Master Fund was formed in order to permit commodity pools managed now or in the future by Krom using the Commodity Program at 150% Leverage, a fundamental and technical trading system, to invest together in one trading vehicle.  The General Partner is also the general partner of KR Master Fund.  Individual and pooled accounts currently managed by Krom, including Spectrum Currency, are permitted to be limited partners of KR Master Fund.  The General Partner and Krom believe that trading through this structure should promote efficiency and economy in the trading process.

On November 1, 2012, the assets allocated to Cambridge for trading were invested in the Cambridge Master Fund, a limited partnership organized under the partnership laws of the State of Delaware.  Cambridge Master Fund was formed to permit accounts managed  now and in the future by Cambridge using Cambridge Asian Markets Alpha Programme, to invest together in one trading vehicle.  The General Partner is also the general partner of Cambridge Master Fund.  Individual and pooled accounts currently managed by Cambridge, including Spectrum Currency, are permitted to be limited partners of Cambridge Master Fund.  The General Partner and Cambridge believe that trading through this structure should provide efficiency and economy in the trading process.

Summarized information for Spectrum Currency, reflecting the total assets, liabilities and capital of KR Master Fund and Cambridge Master Fund as of December 31, 2012, is shown in the following tables.

	December 31, 2012
	Total Assets	Total Liabilities	Total Capital
KR Master Fund	$116,058,406	$1,168,169	$114,890,237
Cambridge Master Fund	$14,372,049	$31,163	$14,340,886
	$130,430,455	$1,199,332	$129,231,123

Summarized information for Spectrum Currency's investment in KR Master Fund, Cambridge Master Fund and FL Master Fund for the period ended December 31, 2012, is as follows:

For the period ended December 31, 2012 Investment	% of Partnership Net Assets	Fair Value	Partnership's pro rata Net Income/(Loss)	Investment Objective	Redemption Permitted
	%	$			$
KR Master Fund	43.4	10,109,603	(435,473)	Commodity	Monthly
				Portfolio
Cambridge Master Fund	29.7	6,920,831	79,839	Commodity	Monthly
				Portfolio
FL Master Fund	–	–	(1,519,355)	Commodity	Monthly
				Portfolio

Spectrum Currency's investment into Cambridge Master Fund and KR Master Fund do not pay any management, incentive, or administrative fee.  These fees are paid by Spectrum Currency.  Spectrum Currency reimburses Cambridge Master Fund and KR Master Fund for all brokerage related fees borne by Cambridge Master Fund and KR Master Fund on behalf of Spectrum Currency's  investment.

As of December 31, 2012, Spectrum Currency owned approximately 48.23% and 8.80% of Cambridge Master Fund and KR Master Fund, respectively.  It is Spectrum Currency's intention to continue to invest in Cambridge Master Fund and KR Master Fund.  The performance of Spectrum Currency is directly affected by the performance of Cambridge Master Fund and KR Master Fund.

The tables below represent summarized Income Statement information for Cambridge Master Fund and KR Master Fund for the year ended December 31, 2012, to meet the requirements of Regulation S-X rule 3-09, as follows:

December 31, 2012	Investment Income	Net Investment Loss	Total Trading Results	Net Income/(Loss)
	$	$	$	$
KR Master Fund	59,059	(462,208)	(4,542,592)	(5,004,800)
Cambridge Master Fund	2,095	(16,586)	539,604	523,018